Shareholder Report, Average Annual Return (Details)	12 Months Ended	43 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
C000226980
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund (Based on Net Asset Value)
Without Sales Load [Member] | C000226980
Average Annual Return [Line Items]
Average Annual Return, Percent	26.37%	12.35%
T. Rowe Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Regulatory Benchmark
Average Annual Return, Percent	23.81%	9.85%
T. Rowe Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Strategy Benchmark
Average Annual Return, Percent	25.02%	11.39%